EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings per share	Basic and diluted earnings (loss) per share have been calculated for the three months ended March 31, 2021 and 2022 as follows:

	Three Months Ended March 31,
	2021	2022
	(in millions, except for per share amounts)
Net income (loss) available to equity shareholders of the Company	$(126)	$179

Weighted average shares outstanding:
Basic	500	532
Diluted	500	549

Total basic and diluted EPS attributable to equity shareholders:
Basic	$(0.25)	$0.34
Diluted	$(0.25)	$0.33